Investments in Subsidiaries	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investments in Subsidiaries
18.	INVESTMENTS IN SUBSIDIARIES

As of December 31, 2018, the details of the Company’s subsidiaries are as follows:

Name	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particular of issued share capital/paid up capital	Principal activities and place of operation
		Direct Indirect
China United Network Communications Corporation Limited (“CUCL”)	The PRC, April 21, 2000, limited liability company	100%	—	RMB 213,044,797,828	Telecommunications operation in the PRC

China Unicom Global Limited	Hong Kong, May 29,2015, limited company	100%	—	HKD 2,625,097,491	Investment holding

China Unicom (Hong Kong) Operations Limited	Hong Kong, May 24, 2000, limited company	—	100%	HKD 1,510,100,000	Telecommunications service in Hong Kong

China Unicom (Americas) Operations Limited	USA, May 24, 2002, limited company	—	100%	5,000 shares, USD100 each	Telecommunications service in the USA

China Unicom (Europe) Operations Limited	The United Kingdom, November 8, 2006, limited company	—	100%	4,861,000 shares, GBP1 each	Telecommunications operation in the United Kingdom

China Unicom (Japan) Operations Corporation	Japan, January 25, 2007, limited company	—	100%	1,000 shares, JPY366,000 each	Telecommunications operation in Japan

China Unicom (Singapore) Operations Pte Limited	Singapore, August 5, 2009, limited company	—	100%	30,000,000 shares, RMB1 each	Telecommunications operation in Singapore

China Unicom (South Africa) Operations (Pty) Limited	South Africa, November 19, 2012, limited liability company	—	100%	100 shares, ZAR 1 each	Telecommunications operation in South Africa

China Unicom (MYA) Operations Company Limited	The Republic of the Union of Myanmar (“Myanmar”), June 7, 2013, limited liability company	30%	70%	2,150,000 shares, USD1 each	Communications technology training in Myanmar

China Unicom (Australia) Operations Pty Limited	Australia, May 27, 2014, limited liability company	—	100%	4,350,000 shares, AUD 1 each	Telecommunications operation in Australia

China Unicom (Russia) Operations Limited Liability Company	Russia, December 28, 2016, limited liability company	—	100%	RUB10,000	Telecommunications service in Russia

Name	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particulars of issued share capital/paid up capital	Principal activities and place of operation
		Direct Indirect
China Unicom (Brazil) Telecommunications Limited	Brazil, June 23, 2016, limited liability company	—	100%	R$ 21,165,840	Telecommunications service in Brazil

China Unicom (Brazil) Holdings Ltda.	Brazil, October 27, 2017 , limited liability company	—	100%	R$ 21,277,298	Investment holding

China Unicom Operations (Thailand) Limited	Thailand, November 20, 2017, limited liability company	—	100%	20,000 shares, Baht100 each	Telecommunications service in Thailand

China Unicom Operations (Malaysia) Sdn. Bhd	Malaysia, November 10, 2017, limited liability company	—	100%	10,000 shares, MYR1 each	Telecommunications service in Malaysia

China Unicom Operations Korea Co., Ltd	Korea, November 24, 2017, limited liability company	—	100%	60,000 shares, KRW5,000 each	Telecommunications service in Korea

China Unicom (Vietnam) Operations Company Limited	Vietnam, April 19, 2018, limited liability company	—	100%	VND 2,276,000,000	Telecommunications service in Vietnam

China Unicom Operations (Cambodia) Operations Co.Ltd	Cambodia, May 11, 2018, limited liability company	—	100%	10,000 shares, Riels4,000 each	Telecommunications service in Cambodia

Unicom Vsens Telecommunications Company Limited	The PRC, August 19, 2008, limited liability company	—	100%	RMB 610,526,500	Sales of handsets, telecommunication equipment and provision of technical services in the PRC

China Unicom System Integration Limited Corporation	The PRC, April 30, 2006, limited liability company	—	100%	RMB 932,200,000	Provision of information communications technology services in the PRC

China Unicom Online Information Technology Company Limited	The PRC, March 29, 2006, limited liability company	—	100%	RMB 400,000,000	Provision of internet information services and value-added telecommunications services in the PRC

Beijing Telecom Planning and Designing Institute Company Limited	The PRC, April 25, 1996, limited liability company	—	100%	RMB 264,227,115	Provision of telecommunications network construction, planning and technical consulting services in the PRC

Name	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particular of issued share capital/paid up capital	Principal activities and place of operation
		Direct Indirect
China Information Technology Designing & Consulting Institute Company Limited	The PRC, November 11, 1991, limited liability company	—	100%	RMB 430,000,000	Provision of consultancy, survey, design and contract services relating to information projects and construction projects in the telecommunications industry in the PRC

China Unicom Information Navigation Company Limited	The PRC, September 17, 1998, limited liability company	—	100%	RMB 6,825,087,800	Provision of customer services in the PRC

Huaxia P&T Project Consultation and Management Company Limited	The PRC, March 5, 1998, limited liability company	—	100%	RMB 50,100,000	Provision of project consultation and management service in the PRC

Zhengzhou Kaicheng Industrial Company Limited	The PRC, December 21, 2005, limited liability company	—	100%	RMB 2,200,000	Provision of property management services in the PRC

Unicompay Company Limited	The PRC, April 11, 2011, limited liability company	—	100%	RMB 250,000,000	Provision of e-payment services in the PRC

Beijing Wo Digital Media Advertising Co., Ltd	The PRC, July 21, 2006, limited liability company	—	100%	RMB 20,000,000	Provision of advertising design, production, agency and publication in the PRC

Unicom Horizon Mobile Communications Company Limited(“Unicom Horizon”)	The PRC, February 14, 2001, limited liability company	—	100%	RMB 40,233,739,557	Provision of lease service of telecommunications networks in the PRC

	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particular of issued share capital/paid up capital	Principal activities and place of operation
Name		Direct Indirect
Unicom Cloud Data Company Limited	The PRC, June 4, 2013, limited liability company	—	100%	RMB 2,854,851,100	Provision of technology development, transfer and consulting service in the PRC

Unicom Innovation Investment Company Limited	The PRC, April 29, 2014, limited liability company	—	100%	RMB 740,000,000	Venture capital investment business in the PRC

Xiaowo Technology Co. Ltd	The PRC, October 24, 2014, limited liability company	—	100%	RMB 200,000,000	Communications technology development and promotion in the PRC

China Unicom Smart Connection Technology Company Limited	The PRC, August 7, 2015, limited liability company	—	100%	RMB 170,000,000	Auto informatization in the PRC

Unicom Intelligent Network Ruixing Technology (Beijing) Co., Ltd.	The PRC September 26, 2018, limited liability company	—	80%	RMB 10,000,000	Provision of technology promotion service of intelligent transportation system’s products in the PRC

Unicom Intelligent Vehicle Technology (Shanghai) Co., Ltd	The PRC September 28, 2018, limited liability company	—	100%	Not applicable	Provision of technology development, technology consultation and other services in the PRC

Finance Company	The PRC, June 17, 2016, limited liability company	—	91%	RMB 3,000,000,000	Provision of financial services in the PRC

China Unicom Innovation Investment Company (Shenzhen) Limited	The PRC, January 28, 2016, limited liability company	—	100%	Not applicable	Venture capital investment business in the PRC

China Unicom Innovation Investment Company (Guizhou) Limited	The PRC, October 8, 2016, limited liability company	—	60%	RMB 1,000,000	Venture capital investment business in the PRC

China Unicom Innovation Investment (Shenzhen) Investment Center	The PRC, February 1, 2016, limited partnership	—	100%	RMB 28,500,000	Venture capital investment business in the PRC

Unicom Big Data Co., Ltd.	The PRC, August 24, 2017, limited liability company	—	100%	RMB 165,000,000	Provision of data processing service in the PRC

	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particular of issued share capital/paid up capital	Principal activities and place of operation
Name		Direct Indirect
Liantong Travel Service (Beijing) Company Limited	The PRC, September 30, 2017, limited liability company	—	100%	RMB 12,000,000	Provision of tourism and information services in the PRC

China Unicom (Guangdong Branch) Internet Industry Limited	The PRC, January 5, 2017, limited liability company	—	100%	RMB 100,000,000	Provision of information communications technology services in the PRC

China Unicom (Zhejiang) Industry Internet Company Limited	The PRC, June 20, 2017, limited liability company	—	100%	RMB 11,000,000	Provision of information communications technology services in the PRC

China Unicom (ShanDong) Industrial Internet Company Limited	The PRC, March 3, 2017, limited liability company	—	100%	RMB 50,000,000	Provision of information communications technology services in the PRC

China Unicom (Fujian) Industrial Internet Company Limited	The PRC, February 23, 2018, limited liability company	—	100%	RMB 50,000,000	Provision of information communications technology services in the PRC

China Unicom (Shanxi) Industrial Internet Company Limited	The PRC, March 21, 2018, limited liability company	—	100%	RMB 20,000,000	Provision of information communications technology services in the PRC

China Unicom Xiongan Industrial Internet Company Limited	The PRC, April 25, 2018, limited liability company	—	100%	RMB 15,000,000	Provision of information communications technology services in the PRC

China Unicom (Sichuan) Industrial Internet Company Limited	The PRC, March 29, 2018, limited liability company	—	100%	RMB 50,000,000	Provision of information communications technology services in the PRC

China Unicom (Liaoning) Industrial Internet Company Limited	The PRC, March 28, 2018, limited liability company	—	100%	RMB 5,000,000	Provision of information communications technology services in the PRC

China Unicom (Shaanxi) Industrial Internet Company Limited	The PRC, March 27, 2018, limited liability company	—	100%	RMB 20,000,000	Provision of information communications technology services in the PRC

	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particular of issued share capital/ paid up capital	Principal activities and place of operation
Name		Direct Indirect
China Unicom (Jiangsu) Industrial Internet Company Limited	The PRC, May 9, 2018, limited liability company	—	100%	RMB 26,200,000	Provision of information communications technology services in the PRC

China Unicom (Shanghai) Industrial Internet Company Limited	The PRC, March 13, 2018, limited liability company	—	100%	RMB 20,000,000	Provision of information communications technology services in the PRC

China Unicom (Heilongjiang) Industrial Internet Company Limited	The PRC, March 14, 2018, limited liability company	—	100%	RMB 15,000,000	Provision of information communications technology services in the PRC

China Unicom Video Technology Co., Ltd.	The PRC, January 17, 2018, limited liability company	—	100%	RMB 100,000,000	Provision of technology research and development, consultation and services of TV Video and Mobile Video in the PRC

China Unicom Internet of Things Corporation Limited	The PRC, March 16, 2018, limited liability company	—	100%	RMB 107,000,000	Online Data Processing and Transaction Business in the PRC

China Unicom High-tech Big Data Artificial Intelligence Technology (Chengdu) Co., Ltd.	The PRC, March 29, 2018, limited liability company	—	100%	RMB 10,000,000	Provision of Big Data Service in the PRC

China Unicom iRead Science and Culture, Co., Ltd.	The PRC, April 28, 2018, limited liability company	—	100%	RMB 51,000,000	Provision of Online Video, Online Reading Material in the PRC

China Unicom WO Music & Culture Co., Ltd.	The PRC, May 8, 2018, limited liability company	—	100%	RMB 100,000,000	Provision of Network Music Service in the PRC

China Unicom Leasing Co., Ltd.	The PRC, April 11, 2018, limited liability company	25%	75%	RMB 2,000,000,000	Provision of Financing leasing business in the PRC